Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0000025	$ 0.0000025
Ordinary shares, shares authorized (in Shares)	20,000,000,000	20,000,000,000
Ordinary shares, shares issued (in Shares)	26,785,848	24,103,749
Ordinary shares, shares outstanding (in Shares)	26,785,848	24,103,749